ORGANIZATION AND PRINCIPAL ACTIVITIES - Cost of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsidiary or Equity Method Investee [Line Items]
Cost of revenues	$ 340,174	$ 413,971	$ 113,058
Selling and marketing expenses	14,364	24,077	10,698
Research and development expenses	3,357	4,419	3,982
General and administrative expenses	36,145	23,012	14,971
Parent
Subsidiary or Equity Method Investee [Line Items]
Cost of revenues	0	23	16
Selling and marketing expenses	0	54	48
Research and development expenses	0	204	283
General and administrative expenses	109	5,394	7,166
Share-based compensation expense	$ 109	$ 2,390	$ 4,502